BALANCE SHEET COMPONENTS - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 2,267
Work-in-process	0
Finished goods	0
Inventory	$ 2,267	$ 0